UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2006

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Pamet Capital Management, L.P.
Address:              222 Berkeley Street, 22nd Floor
                      Boston, MA 02116


Form 13F File Number:  028-11903

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Jason Price
Title:                Chief Financial Officer
Phone:                617-646-6100

Signature, Place, and Date of Signing:


/s/ Jason Price                  Boston, Massachusetts             8/14/2006
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     19

Form 13F Information Table Value Total:     $1,543,391
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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
                                       FORM 13F INFORMATION TABLE
                       NAME OF REPORTING MANAGER: PAMET CAPITAL MANAGEMENT, L.P.
                                           as of June 30, 2006


  Column 1                    Column 2       Column 3   Column 4       Column 5           Column 6    Column 7      Column 8

  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

Allegheny Energy Inc          COM            017361106   97,646     2,634,100 SH            SOLE               2,634,100
Altria Group Inc              COM            02209S103  136,448     1,858,200 SH            SOLE               1,858,200
Arbitron Inc                  COM            03875Q108   69,738     1,819,400 SH            SOLE               1,819,400
Echostar Communications New   CL A           278762109  164,890     5,360,600 SH            SOLE               5,360,600
Erie Indty Co                 CL A           29530P102   68,858     1,324,192 SH            SOLE               1,324,192
Gentek Inc                    COM NEW        37245X203    6,408       238,674 SH            SOLE                 238,674
Global Signal Inc             COM            37944Q103  350,953     7,576,703 SH            SOLE               7,576,703
Golden West Finl Corp Del     COM            381317106   56,192       757,300 SH            SOLE                 757,300
Hospira Inc                   COM            441060100   73,801     1,718,700 SH            SOLE               1,718,700
Investors Bancorp Inc         COM            46146P102      942        69,500 SH            SOLE                  69,500
Liberty Media Hldg Corp       INT COM SER A  53071M104   45,014     2,608,000 SH            SOLE               2,608,000
Mastercard Inc                COM            57636Q104   25,680       535,000 SH            SOLE                 535,000
NVR Inc                       COM            62944T105  209,034       425,515 SH            SOLE                 425,515
Portland Gen Elec Co          COM NEW        736508847    6,583       263,622 SH            SOLE                 263,622
SLM Corp                      COM            78442P106   82,079     1,551,000 SH            SOLE               1,551,000
Sprint Nextel Corp            COM FON        852061100   19,990     1,000,000 SH            SOLE               1,000,000
TAL Intl Group Inc            COM            874083108   41,119     1,706,200 SH            SOLE               1,706,200
Tempur Pedic Intl Inc         COM            88023U101   46,106     3,412,700 SH            SOLE               3,412,700
USA Mobility Inc              COM            90341G103   41,910     2,524,676 SH            SOLE               2,524,676


